Long Term Debt (Details) $ / shares in Units, $ in Millions				1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 05, 2021 USD ($)	Oct. 05, 2021 USD ($)	Jun. 09, 2020 USD ($)	Oct. 31, 2021 USD ($)	Apr. 21, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($) $ / shares	Oct. 04, 2022 $ / shares	Oct. 04, 2021 $ / shares
Long Term Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares									$ 4.6
Conversion price percentage									80.00%
Proceeds from issuance of common stock										$ 10.1
Fair value of senior convertible notes						$ 8.5			$ 14.6	17.3
Increase in debt									0.2
Accumulated in equity and an increase										0.7
Cash									0.1		$ 0.1
Other accumulated in stockholders equity										2.0
Gain on the extinguishment of debt amount				$ 0.2
Principal aggregate amount					$ 2.2
Loan term					2 years
Bearing interest rate					1.00%
Convertible notes on issuance amount					$ 2.2	$ 1.4
Debt instrument, convertible, number of equity instruments						1,164,251
Minimum [Member]
Long Term Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares						$ 1.2					$ 1.2
Maximum [Member]
Long Term Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares											$ 4.75
Securities Purchase Agreement [Member]
Long Term Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares												$ 6.21	$ 6.21
Senior Convertible Notes [Member]
Long Term Debt (Details) [Line Items]
Debt principal amount						$ 6.3			5.3
Maturity date	Oct. 04, 2024
Conversion price (in Dollars per share) | $ / shares												$ 4.75	$ 4.75
Debt conversion, description						(i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume-weighted average price (“VWAP”) of the Common Stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of Common Stock for each of the two trading days with the lowest VWAP of the Common Stock during the ten consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $10.80 per share.		(i) no amortization payments would be due and payable for any payments previously required to be made from July 1, 2022 through January 1, 2023, (ii) the holders of the Senior Convertible Notes will not accelerate any previously deferred installment amounts until January 1, 2023 and (iii) the terms of the SPA which would provide for reset of the conversion price of the Senior Convertible Notes as a result of the issuance of securities under the 2022 Unit Offering (see Note 13) and instead agreed to a reset of the conversion price equal to a per share price of 135 percent of the 2021 Unit Offering price, or $6.21 per share, which was subsequently reduced to $4.75 per share on October 4, 2022 as described above. Further, the Convertible Notes Amendment added covenants such that (a) we are subject to a daily cash test of having an available cash balance of at least $7.0 million, which amount shall be reduced by $1.0 million on each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject in all cases to a minimum of $5.0 million, and (b) we established and maintain the Restricted Accounts for each holder for an aggregate amount of $7.0 million with such amounts to be released from the Restricted Accounts only upon written consent of such holder, provided that $1.0 million will automatically release from the Restricted Accounts upon the occurrence of each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject to certain conditions. The Convertible Notes Amendment qualified as a troubled debt restructuring (“TDR”); however, there was no impact on the consolidated balance sheet or in the statement of operations as a result of the TDR as the Senior Convertible Notes are recorded at their fair value.
Settled in cash									1.4
Proceeds from issuance of common stock						$ 1.4			3.9
Fair value of senior convertible notes						0.2	$ 1.3		2.9
Increase in debt						0.1	0.1			0.1
Accumulated in equity and an increase						0.2	1.4		$ 2.9	0.7
Cash						$ 4.9
Senior Convertible Notes [Member] | Securities Purchase Agreement [Member]
Long Term Debt (Details) [Line Items]
Debt instrument, annual principal payment	$ 20.0	$ 20.0
Debt principal amount	$ 18.0	$ 18.0
Original issue discount percentage	10.00%	10.00%
Original issue discount	$ 2.0	$ 2.0
Maturity date		Oct. 04, 2024
Convertible Debt [Member]
Long Term Debt (Details) [Line Items]
Not less percentage (in Dollars per share) | $ / shares									$ 10.8
2020 Notes [Member]
Long Term Debt (Details) [Line Items]
Debt principal amount			$ 17.0				$ 3.3			15.2
Purchase price			$ 15.0
Fair value of senior convertible notes										2.0
Increase in debt										0.1
Cash										$ 5.1